Goodwill (Details) - Schedule of goodwill is allocated cash generating units - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	R 124,152	R 131,503
Acquisition of subsidiary	58,314
Translation adjustments	3,918	(7,351)
Balance, at ending	186,384	124,152
Mozambique [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	57,232	67,984
Acquisition of subsidiary
Translation adjustments	7,849	(10,752)
Balance, at ending	65,081	57,232
Portugal [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	32,192	30,377
Acquisition of subsidiary
Translation adjustments	(2,028)	1,815
Balance, at ending	30,164	32,192
Spain [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	22,818	21,532
Acquisition of subsidiary
Translation adjustments	(1,437)	1,286
Balance, at ending	21,381	22,818
Other [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	11,910	11,610
Acquisition of subsidiary
Translation adjustments	(466)	300
Balance, at ending	11,444	11,910
Karooooo Logistics [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning
Acquisition of subsidiary	58,314
Translation adjustments
Balance, at ending	R 58,314